OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	December 31,
	2016	2015

Government authorities	$583	$325
Employees	35	30
Prepaid expenses	1,677	1,137
Others	209	104

	$2,504	$1,596